Average Annual Total Returns (Vanguard Mega Cap Index Fund ETF)	Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - ETF Shares 9/1/2013 - 8/31/2014	CRSP US Mega Cap Index Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US Large Cap 300 Index Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced Mega Cap Index Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.11%	31.46%	18.61%	32.14%	32.20%	32.07%	32.23%
Five Years	17.51%	17.08%	14.24%	17.47%	none	17.59%	17.62%
Since Inception	6.40%	6.04%	5.05%	6.40%		6.47%	6.49%